Concentration of Risks - Schedule of Outstanding Principal Balance of Loans to Borrowers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The trust lending model [Member] | Sales partners A and B [Member]
Schedule of Outstanding Principal Balance of Loans to Borrowers [Line Items]
Sales partners	54.10%	43.10%
The commercial bank partnership model [Member] | Sales partners A, B, and C [Member]
Schedule of Outstanding Principal Balance of Loans to Borrowers [Line Items]
Sales partners	67.00%	67.30%